Borrowings and debt (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings	$ 723,419	$ 886,384
Total long-term debt	802,676	614,505
Total long-term borrowings and debt	1,526,095	1,500,889
Less: Prepaid commission	(3,362)	(3,547)
Total long-term borrowings and debt, net	1,522,733	1,497,342
Maximum outstanding balance at any month - end	1,527,126	1,500,889
US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	1,097,611	1,203,101
Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	280,105	143,661
Japanese Yen [Member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	67,831	72,670
Euros Member [Member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	59,465	60,315
Australian Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	21,083	21,142
Fixed interest rate [member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings	65,435	63,367
Total long-term debt	$ 502,880	$ 503,229
Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Japanese Yen [Member]
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.52%
Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Euros Member [Member]
Disclosure of long-term borrowings [Line Items]
Debt interest rate	3.75%	3.75%
Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Australian Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Debt interest rate	3.33%	3.33%
Floating interest rate [member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings	$ 657,984	$ 823,017
Total long-term debt	$ 299,796	$ 111,276
Minimum | Fixed interest rate [member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate		2.25%
Minimum | Fixed interest rate [member] | Japanese Yen [Member]
Disclosure of long-term borrowings [Line Items]
Debt interest rate		0.46%
Minimum | Fixed interest rate [member] | Borrowings and debt | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate		5.25%
Minimum | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	2.56%
Minimum | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	5.73%
Minimum | Floating interest rate [member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	2.46%	3.26%
Minimum | Floating interest rate [member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	8.14%	9.19%
Maximum | Fixed interest rate [member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate		3.25%
Maximum | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	3.25%
Maximum | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	9.09%	9.09%
Maximum | Floating interest rate [member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	3.36%	4.46%
Maximum | Floating interest rate [member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	9.13%	9.71%